LOANS HELD FOR INVESTMENT	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
LOANS HELD FOR INVESTMENT
LOANS HELD FOR INVESTMENT

As of December 31, 2015, the Company had originated or co-originated 38 loans held for investment, excluding 24 loans that were repaid or sold since inception. The aggregate originated commitment under these loans at closing was approximately $1.3 billion and outstanding principal was $1.1 billion, excluding non-controlling interests held by third parties, as of December 31, 2015. During the year ended December 31, 2015, the Company funded approximately $229.9 million of outstanding principal, received repayments of $410.6 million of outstanding principal, excluding non-controlling interests held by third parties, and sold a $74.6 million loan to a third party as described in more detail in the tables below. Such investments are referred to herein as the Company’s "investment portfolio". As of December 31, 2015, 66.2% of the Company’s loans have LIBOR floors, with a weighted average floor of 0.24%, calculated based on loans with London Interbank Offered Rates (" LIBOR"). References to LIBOR or “L” are to 30-day LIBOR (unless otherwise specifically stated).

The Company’s investments in loans held for investment are accounted for at amortized cost. The following tables summarize the Company’s loans held for investment as of December 31, 2015 and 2014 ($ in thousands):

	As of December 31, 2015
	Carrying Amount (1)	Outstanding Principal (1)	Weighted Average Interest Rate	Weighted Average Unleveraged Effective Yield (2)	Weighted Average Remaining Life (Years)
Senior mortgage loans	$961,395	$965,578	4.4%	5.1%	1.4
Subordinated debt and preferred equity investments	166,417	168,264	10.6%	11.2%	5.1
Total loans held for investment portfolio (excluding non-controlling interests held by third parties)	$1,127,812	$1,133,842	5.3%	6.0%	1.9

	As of December 31, 2014
	Carrying Amount (1)	Outstanding Principal (1)	Weighted Average Interest Rate	Weighted Average Unleveraged Effective Yield (2)	Weighted Average Remaining Life (Years)
Senior mortgage loans	$1,156,476	$1,164,055	4.5%	5.0%	2.1
Subordinated debt and preferred equity investments	228,499	231,226	10.3%	10.7%	6.1
Total loans held for investment portfolio (excluding non-controlling interests held by third parties)	$1,384,975	$1,395,281	5.5%	6.0%	2.8
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(1)
The difference between the Carrying Amount and the Outstanding Principal face amount of the loans held for investment consists of unamortized purchase discount, deferred loan fees and loan origination costs. The tables above exclude non-controlling interests held by third parties. A reconciliation of the Carrying Amount of loans held for investment portfolio, excluding non-controlling interests, to the Carrying Amount of loans held for investment, as included within the Company's consolidated balance sheets is presented below.

(2)
Unleveraged Effective Yield is the compounded effective rate of return that would be earned over the life of the investment based on the contractual interest rate (adjusted for any deferred loan fees, costs, premium or discount) and assumes no dispositions, early prepayments or defaults. The Total Weighted Average Unleveraged Effective Yield is calculated based on the average of Unleveraged Effective Yield of all loans held by the Company as of December 31, 2015 and 2014 as weighted by the Outstanding Principal balance of each loan.

A reconciliation of the Company's loans held for investment portfolio, excluding non-controlling interests held by third parties, to the Company's loans held for investment as included within its consolidated balance sheets is as follows ($ in thousands):

	As of December 31, 2015
	Carrying Amount	Outstanding Principal
Total loans held for investment portfolio (excluding non-controlling interests held by third parties)	$1,127,812	$1,133,842
Non-controlling interest investment held by third parties	46,579	46,579
Loans held for investment	$1,174,391	$1,180,421

	As of December 31, 2014
	Carrying Amount	Outstanding Principal
Total loans held for investment portfolio (excluding non-controlling interests held by third parties)	$1,384,975	$1,395,281
Non-controlling interest investment held by third parties	77,609	77,609
Loans held for investment	$1,462,584	$1,472,890

A more detailed listing of the Company’s investment portfolio, excluding non-controlling interests, based on information available as of December 31, 2015 is as follows ($ in millions, except percentages):

Loan Type	Location		Outstanding Principal (1)	Carrying Amount (1)	Interest Rate		Unleveraged Effective Yield (2)	Maturity Date (3)		Payment Terms (4)
Senior Mortgage Loans:
Office	TX		$80.5	$80.0	L+5.00%		6.2%	Jan 2017		I/O
Retail	IL		75.9	75.6	L+4.00%	(6)	4.8%	Aug 2017		I/O
Mixed-use	IL		53.2	52.7	L+3.60%		4.4%	Oct 2018		I/O
Office	FL		47.3	47.3	L+5.25%		5.6%	Apr 2016		I/O
Multifamily	TX		44.7	44.7	L+3.75%		4.7%	July 2016		I/O
Healthcare	NY		41.6	41.4	L+5.00%		5.9%	Dec 2016		I/O
Industrial	MO/KS		37.4	37.3	L+4.30%		5.2%	Jan 2017		P/I	(5)
Hotel	NY		36.5	36.2	L+4.75%		5.6%	June 2018		I/O
Hotel	MI		35.2	35.1	L+4.15%		4.8%	July 2017		I/O
Multifamily	TX		35.0	35.0	L+3.75%		4.7%	July 2016		I/O
Office	FL		34.0	33.9	L+3.65%		4.3%	Oct 2017		I/O
Industrial	OH		32.5	32.3	L+4.20%		5.0%	May 2018		I/O	(5)
Retail	IL		30.4	30.2	L+3.25%		4.1%	Sep 2018		I/O
Multifamily	NY		28.3	28.2	L+3.75%		4.7%	Oct 2017		I/O
Multifamily	TX		27.6	27.5	L+3.65%		4.6%	Jan 2017		I/O
Office	OR		28.4	28.1	L+3.75%		4.6%	Oct 2018		I/O
Mixed-use	NY		28.0	27.9	L+4.25%		5.0%	Aug 2017		I/O
Office	KS		25.5	25.5	L+5.00%		5.9%	Mar 2016		I/O
Multifamily	TX		25.0	24.9	L+3.65%		4.6%	Jan 2017		I/O
Multifamily	TX		23.9	23.8	L+3.80%		4.4%	Jan 2019		I/O
Multifamily	GA		23.1	23.0	L+3.85%		5.0%	May 2017		I/O
Multifamily	AZ		22.1	22.1	L+4.25%		5.5%	Sep 2016		I/O
Industrial	VA		19.0	19.0	L+5.25%		6.4%	Jan 2016	(7)	I/O
Office	CO		18.7	18.5	L+3.95%		4.9%	Dec 2017		I/O
Office	CA		15.9	15.8	L+3.75%		4.6%	July 2016		I/O
Multifamily	NC		16.0	15.9	L+4.00%		5.0%	Apr 2017		I/O
Office	CA		14.9	14.9	L+4.50%		5.5%	July 2016		I/O
Multifamily	NY		14.9	14.9	L+3.85%		4.7%	Nov 2017		I/O
Office	CA		14.5	14.5	L+4.75%		5.8%	Feb 2016		I/O
Mixed-use	NY		13.1	13.0	L+3.95%		5.0%	Sep 2017		I/O
Multifamily	FL		12.3	12.2	L+3.75%		4.8%	Apr 2017		I/O
Industrial	CA		10.1	10.0	L+5.25%		6.5%	May 2017		I/O
Subordinated Debt and Preferred Equity Investments:
Multifamily	GA and FL		50.8	50.3	L+11.85%	(8)	12.5%	June 2021		I/O
Multifamily	NY		33.3	33.2	L+8.07%		8.8%	Jan 2019		I/O
Office	GA		14.3	14.3	9.50%		9.5%	Aug 2017		I/O
Mixed-use	NY		16.5	16.4	11.50%	(9)	12.1%	Nov 2016		I/O
Multifamily	TX		4.9	4.8	L+11.00%	(10)	11.8%	Oct 2016		I/O
Various	Diversified	(11)	48.5	47.4	10.95%		11.7%	Dec 2024		I/O
Total/Weighted Average			$1,133.8	$1,127.8			6.0%
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(1)
The difference between the Carrying Amount and the Outstanding Principal amount of the loans held for investment consists of unamortized purchase discount, deferred loan fees and loan origination costs.

(2)
Unleveraged Effective Yield is the compounded effective rate of return that would be earned over the life of the investment based on the contractual interest rate (adjusted for any deferred loan fees, costs, premium or discount) and assumes no dispositions, early prepayments or defaults. Unleveraged Effective Yield for each loan is calculated based on LIBOR as of December 31, 2015 or the LIBOR floor, as applicable. The Weighted Average Unleveraged Effective Yield is calculated based on the average of Unleveraged Effective Yield of all loans held by the Company as of December 31, 2015 as weighted by the Outstanding Principal balance of each loan.

(3)
Certain loans are subject to contractual extension options that vary between one and two 12-month extensions and may be subject to performance based or other conditions as stipulated in the loan agreement. Actual maturities may differ from contractual maturities stated herein as certain borrowers may have the right to prepay with or without paying a prepayment penalty. The Company may also extend contractual maturities in connection with loan modifications.

(4)	I/O = interest only, P/I = principal and interest.

(5)
In January 2015, amortization began on the senior Missouri/Kansas loan, which had an outstanding principal balance of $37.4 million as of December 31, 2015. In May 2017, amortization will begin on the senior Ohio loan, which had an outstanding principal balance of $32.5 million as of December 31, 2015. The remainder of the loans in the Company’s principal lending portfolio are non-amortizing through their primary terms.

(6)	In April 2015, the Company entered into a loan modification that lowered the interest rate to L+4.00% with a 4.20% interest rate floor and extended the make-whole provision to November 2016.

(7)	In December 2015, the Company entered into a modification agreement that extended the maturity date to January 2016.

(8)	The preferred return is L+11.85% with 2.00% as payment-in-kind (“PIK”), to the extent cash flow is not available. There is no capped dollar amount on accrued PIK.

(9)
The interest rate is 11.50% with a 9.00% current pay and up to a capped dollar amount as PIK based on the borrower’s election. In July 2015, the Company entered into an amendment to increase the loan commitment and outstanding principal by $650 thousand at an interest rate of 15.00% on the increased commitment and outstanding principal only.

(10)	The preferred return is L+11.00% with a L+9.00% current pay and up to a capped dollar amount as PIK.

(11)	The preferred equity investment is in an entity whose assets are comprised of multifamily, student housing and medical office properties.

For the years ended December 31, 2015 and 2014, the activity in the Company's loan portfolio was as follows ($ in thousands):

Balance at December 31, 2013	$958,495
Initial funding	637,222
Receipt of origination fees, net of costs	(7,026)
Additional funding	80,215
Loan payoffs	(209,983)
Origination fee accretion	3,661
Balance at December 31, 2014	$1,462,584
Initial funding	159,348
Receipt of origination fees, net of costs	(1,078)
Additional funding	70,529
Amortizing payments	(601)
Loan payoffs	(446,745)
Loans sold to third parties (1)	(74,625)
Origination fee accretion	4,979
Balance at December 31, 2015	$1,174,391
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(1)
In July 2015, the Company sold a loan to a third party that was previously classified as held for investment. At the time of the sale, the loan had an unleveraged effective yield of 4.2% as compared to the 4.9% weighted average unleveraged effective yield for all senior loans held by the Company. No gain or loss was recognized on the sale.

No impairment charges have been recognized during the years ended December 31, 2015, 2014 and 2013.